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                        MORGAN STANLEY STRATEGIST FUND
                         1221 Avenue of the Americas
                          New York, New York 10020


                                        November 28, 2006


Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


Re: Morgan Stanley Strategist Fund
    File Number -- 33-23669
                   811-5634

    Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on November 22, 2006.


                                        Very truly yours,

                                        /s/ Rita Rubin
                                        -------------------------
                                        Rita Rubin
                                        Assistant Secretary


cc: Amy R. Doberman, Esq.
    Larry Greene